Note 16 - Stockholders' Equity	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
NOTE
16
Stockholders' Equity
The Company did
not
repurchase any shares of its common stock or pay any dividends on its common stock during
2016,
2015
or
2014.

The Company's certificate of incorporation authorizes the issuance of up to
500,000
shares of preferred stock, and on De
cember
23,
2008,
the Company completed the sale of
26,000
shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series A (Preferred Stock) to the United Stated Department of Treasury (Treasury). The Preferred Stock had a liquidation value of
$1,000
per share and a related
warrant was also issued to purchase
833,333
shares of HMN common stock at an exercise price of
$4.68
per share (the Warrant). The transaction was part of the Treasury®€™s Capital Purchase Program under the Emergency Economic Stabilization Act of
2008.

On
February
17,
2015,
the Company redeemed the final
10,000
shares of the outstanding Preferred Stock. On
May
21,
2015,
the Treasury sold the Warrant at an exercise price of
$4.68
to
three
unaffiliated
third
party investors for an ag
gregate purchase price of
$5.7
million. Two of the investors received a warrant to purchase
277,777.67
shares and
one
investor received a warrant to purchase
277,777.66
shares. All of the warrants were still outstanding as of
December
31,
2016
and
may
be exercised at any time prior to their expiration date of
December
23,
2018.
The Company received no proceeds from this transaction and it had no effect on the Company®€™s capital, financial condition or results of operations.

In order to grant a priority
to eligible accountholders in the event of future liquidation, the Bank, at the time of conversion to a stock savings bank, established a liquidation account equal to its regulatory capital as of
September
30,
1993.
In the event of future liquidation of the Bank, an eligible accountholder who continues to maintain their deposit account shall be entitled to receive a distribution from the liquidation account. The total amount of the liquidation account will decrease as the balance of eligible accountholders is reduced subsequent to the conversion, based on an annual determination of such balance.